Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Comm. Social Resp.	Total Payments
Total	$ 180,770	$ 223,654	$ 50,013	$ 454,437
CHILE | Corporación de Fomento de la Producción de Chile (CORFO) [Member]
Total		$ 223,654		223,654
CHILE | Tesorería General de la República [Member]
Total	$ 180,770			180,770
CHILE | Various Local Chilean Municipalities/Communities [Member]
Total			$ 50,013	$ 50,013